Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Amortization of intangible assets	¥ 47,742,000	¥ 91,746,000	¥ 135,212,000
Amortization	53,997,000	126,433,000
Impairment charge on intangible assets	2,392,000	5,851,000	10,208,000
Goodwill	131,901,000
Impairment loss of intangible assets	134,293,000	5,851,000	10,208,000
Discontinued operations
Intangible assets
Amortization	6,255,000	34,687,000	26,909,000
Continuing and Discontinued operations
Intangible assets
Amortization of intangible assets	53,997,000	126,433,000
Amortization			162,121,000
Impairment loss of intangible assets	134,293,000	5,851,000
Technology Solutions
Intangible assets
Amortization	47,742,000	91,746,000	135,212,000
Goodwill
Intangible assets
Impairment loss of intangible assets	131,901,000
Goodwill | Continuing and Discontinued operations
Intangible assets
Impairment loss of intangible assets	131,901,000
Goodwill | Technology Solutions
Intangible assets
Goodwill	189,518,000
Cost of revenue
Intangible assets
Amortization of intangible assets	47,028,000	84,081,000	119,819,000
Research and development expenses
Intangible assets
Amortization of intangible assets	232,000	4,437,000	6,282,000
General and administrative expenses
Intangible assets
Amortization of intangible assets	¥ 482,000	¥ 3,228,000	¥ 9,111,000